Income Taxes (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
U.S. federal and state temporary			$ 0.6
Effective tax rate	100.00%
State [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards		$ 7.4	12.2
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards		$ 6.3	$ 7.4